Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income attributable to common shareholders, basic	$ 1,085	$ 1,050
Net income attributable to common shareholders, diluted	$ 1,085	$ 1,050
Weighted-average number of shares
Basic (in shares)	598,986,584	598,616,561
Effect of dilutive stock-based compensation plans (in shares)	1,539,983	1,971,291
Diluted (in shares)	600,526,567	600,587,852
EPS
Basic (in dollars per share)	$ 1.81	$ 1.75
Diluted (in dollars per share)	$ 1.81	$ 1.75